Equity and Noncontrolling Interests Changes in Redeemable Noncontrolling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Beginning balance	$ 194
Redemption value adjustment			$ 59
Stockholders' Equity, Other	(365)	$ (272)	(362)
Ending balance	212	194
Redeemable Noncontrolling Interests
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Beginning balance	194	157	253
Net income	51	38	48
Foreign currency translation adjustments	(23)	0	1
Realized and unrealized gains (losses) on derivatives	1	0	0
Change in noncontrolling interest share	0	0	(63)
Dividends	(11)	(7)	(23)
Redemption value adjustment	0	0	(59)
Stockholders' Equity, Other	0	6	0
Ending balance	212	194	157
Parent
Increase (Decrease) in Redeemable Noncontrolling Interests [Roll Forward]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(11)	(3)	(5)
Redemption value adjustment			59
Stockholders' Equity, Other	$ (365)	$ (272)	$ (362)